Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 668	$ 385
Deposits	69	69
Grants receivable	308	310
Prepaid expenses and other	1,455	1,262
Total	$ 2,500	$ 2,026